Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On April 2, 2026, the Company entered into an at-the-market sales agreement under which the Company may offer and sell ordinary shares from time to time. Subsequent to March 31, 2026 and before the issuance of these unaudited interim condensed consolidated financial statements, the Company issued approximately 2.2 million ordinary shares under the agreement, after giving retroactive effect to the 1-for-150 reverse share split effected on May 19, 2026, and received net proceeds of $21,837,965.

On June 27, 2026, the Group entered into a share purchase agreement to acquire 37.5% of the issued and outstanding shares of an unrelated company for total consideration of RMB 4,500,000 ($652,363). The consideration has been fully paid as of the date of issuance of these unaudited interim condensed consolidated financial statements.

The Group evaluated subsequent events through August 14, 2026, the date of the issuance of the unaudited interim condensed consolidated financial statements. Except as disclosed above, the Group did not identify any subsequent events that would have required adjustment to, or disclosure in, these unaudited interim condensed consolidated financial statements.